Segment Reporting (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The Company generated more than 10% of its revenues from the following customers for the years ended December 31, 2015, 2014 and 2013:

	2015		2014		2013
Customer	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)
SCE	23%	17%	24%	7%	13%	3%
PG&E	13%	12%	15%	13%	19%	17%

Schedule of Segment Reporting Information, by Segment

	Three months ended March 31, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$79	$111	$44	$—	$234
Cost of operations	23	33	29	—	85
Depreciation and amortization	20	49	5	—	74
General and administrative	—	—	—	3	3
Operating income (loss)	36	29	10	(3)	72
Equity in earnings (losses) of unconsolidated affiliates	3	—	—	—	3
Interest expense	(11)	(42)	(2)	(19)	(74)
Income (loss) before income taxes	28	(13)	8	(22)	1
Net Income (Loss)	$28	$(13)	$8	$(22)	$1
Total Assets	$2,017	$5,908	$430	$194	$8,549

	Three months ended March 31, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$76	$91	$47	$—	$214
Cost of operations	21	31	34	—	86
Depreciation and amortization	21	49	5	—	75
General and administrative	—	—	—	3	3
Operating income (loss)	34	11	8	(3)	50
Equity in earnings (losses) of unconsolidated affiliates	3	—	—	—	3
Other income, net	1	—	—	—	1
Interest expense	(12)	(52)	(2)	(13)	(79)
Income (loss) before income taxes	26	(41)	6	(16)	(25)
Income tax benefit	—	—	—	(4)	(4)
Net Income (Loss)	$26	$(41)	$6	$(12)	$(21)

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Three months ended June 30, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$85	$159	$39	$—	$283
Cost of operations	16	34	27	—	77
Depreciation and amortization	20	50	5	—	75
General and administrative	—	—	—	3	3
Operating income (loss)	49	75	7	(3)	128
Equity in earnings of unconsolidated affiliates	4	9	—	—	13
Other income, net	—	2	—	—	2
Interest expense	(12)	(36)	(1)	(19)	(68)
Income (loss) before income taxes	41	50	6	(22)	75
Income tax expense	—	—	—	12	12
Net Income (Loss)	$41	$50	$6	$(34)	$63
Total Assets	$2,037	$5,862	$423	$186	$8,508

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Three months ended June 30, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$85	$132	$42	$—	$259
Cost of operations	15	32	31	—	78
Depreciation and amortization	21	53	4	—	78
General and administrative	—	—	—	3	3
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	49	47	7	(4)	99
Equity in earnings of unconsolidated affiliates	4	—	—	—	4
Other income, net	—	1	—	—	1
Loss on debt extinguishment	(7)	—	—	—	(7)
Interest expense	(13)	(23)	(2)	(13)	(51)
Income (loss) before income taxes	33	25	5	(17)	46
Income tax expense	—	—	—	4	4
Net Income (Loss)	$33	$25	$5	$(21)	$42

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Six months ended June 30, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$164	$270	$83	$—	$517
Cost of operations	39	67	56	—	162
Depreciation and amortization	40	99	10	—	149
General and administrative	—	—	—	6	6
Operating income (loss)	85	104	17	(6)	200
Equity in earnings of unconsolidated affiliates	7	9	—		16
Other income, net	—	2	—	—	2
Interest expense	(23)	(78)	(3)	(38)	(142)
Income (loss) before income taxes	69	37	14	(44)	76
Income tax expense	—	—	—	12	12
Net Income (Loss)	$69	$37	$14	$(56)	$64

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Six months ended June 30, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$161	$223	$89	$—	$473
Cost of operations	36	63	65	—	164
Depreciation and amortization	42	102	9	—	153
General and administrative	—	—	—	6	6
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	83	58	15	(7)	149
Equity in earnings of unconsolidated affiliates	7	—	—	—	7
Other income, net	1	1	—	—	2
Loss on debt extinguishment	(7)	—	—	—	(7)
Interest expense	(25)	(75)	(4)	(26)	(130)
Income (loss) before income taxes	59	(16)	11	(33)	21
Net Income (Loss)	$59	$(16)	$11	$(33)	$21

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Year ended December 31, 2015
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$336	$443	$174	$—	$953
Cost of operations	59	136	126	—	321
Depreciation and amortization	81	197	19	—	297
General and administrative	—	—	—	12	12
Acquisition-related transaction and integration costs	—	—	—	3	3
Operating income (loss)	196	110	29	(15)	320
Equity in earnings of unconsolidated affiliates	14	12	—	—	26
Other income, net	1	2	—	—	3
Loss on extinguishment of debt	(7)	(2)	—	—	(9)
Interest expense	(48)	(147)	(7)	(61)	(263)
Income (loss) before income taxes	156	(25)	22	(76)	77
Income tax expense	—	—	—	12	12
Net Income (Loss)	$156	$(25)	$22	$(88)	$65
Balance Sheet
Equity investment in affiliates	$110	$587	$—	$—	$697
Capital expenditures (a)	4	6	20	—	30
Total Assets	$2,102	$5,970	$428	$189	$8,689

	Year ended December 31, 2013
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$138	$144	$152	$—	$434
Cost of operations	23	21	110	—	154
Depreciation and amortization	20	57	15	—	92
General and administrative	—	—	—	7	7
Operating income (loss)	95	66	27	(7)	181
Equity in earnings of unconsolidated affiliates	16	4	—	—	20
Other income, net	1	3	—	—	4
Interest expense	(25)	(40)	(7)	—	(72)
Income (loss) before income taxes	87	33	20	(7)	133
Income tax expense	—	—	—	8	8
Net Income (Loss)	$87	$33	$20	$(15)	$125

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$316	$195	$—	$828
Cost of operations	55	83	139	—	277
Depreciation and amortization	82	133	18	—	233
General and administrative	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	100	38	(12)	306
Equity in earnings of unconsolidated affiliates	14	3	—	—	17
Other income, net	—	5	—	1	6
Loss on extinguishment of debt	—	(1)	—	—	(1)
Interest expense	(53)	(126)	(7)	(30)	(216)
Income (loss) before income taxes	141	(19)	31	(41)	112
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(19)	$31	$(45)	$108
Balance Sheet
Equity investments in affiliates	$114	$194	$—	$—	$308
Capital expenditures (a)	6	27	7	—	40
Total Assets	$2,169	$5,724	$436	$465	$8,794